TRADE AND OTHER RECEIVABLES - Narrative (Details)	12 Months Ended
Jun. 30, 2021
Trade and other receivables [abstract]
Number of working days in cycle for settlement of trade receivables	2 days
Number of days past due but not impaired, still collectible	30 days
Number of working years in cycle for settlement of other receivables	5 years